Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Honeywell 401(k) Plan [Member]
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies

Basis of Accounting

The financial statements of the Plan are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) using the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation

The Plan’s assets are held in the Honeywell Savings and Ownership Plan Master Trust (“Master Trust”) along with the assets of the Honeywell Puerto Rico Savings Plan, the Honeywell Secured Benefit Plan and the Intermec FSSP Spinoff Plan. The Plan’s investment in the Master Trust represents the Plan’s interest in the net assets of the Master Trust for investment and administrative purposes. The Plan’s interest in the Master Trust is stated at fair value.

Notes Receivable from Participants

Notes receivable from participants are valued at unpaid principal balance cost plus accrued unpaid interest.

Contributions

Employee contributions are recorded when withheld and employer matching contributions when earned.

Payment of Benefits

Withdrawals and distributions to participants are recorded when paid.

Expenses

Most expenses relating to the administration of the Master Trust and managing the funds established thereunder are borne by the participating plans. Administrative expenses of the Plan are paid by the Plan or the plan sponsor, as provided in the Plan document. Participants pay administrative costs for loans, distributions and qualified domestic relation orders.